Income Taxes - Schedule of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Roll Forward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance	$ 674	$ 648
Additions based on tax positions	35	26
Additions for tax positions of prior years	0	0
Balance	$ 709	$ 674